SUBSEQUENT EVENTS (Details) ¥ in Thousands, $ in Thousands	Apr. 26, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Cash		¥ 356,237	$ 51,650	¥ 423,766
Subsequent event
Cash	¥ 50,000
Subsequent event | Beijing Weilke
Equity investment percentage	70.00%
Subsequent event | Shaoyun Han
Equity investment percentage	10.00%
Maximum | Subsequent event | Target Business
Equity investment percentage	100.00%
Minimum | Subsequent event | Target Business
Equity investment percentage	20.00%